Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Change in pension and postretirement benefits, tax expense	$ (1,628)	$ 1,999	$ (2,423)